General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General Information
1.	General Information

A.	Incorporation and Operations

AENZA S.A.A., (hereinafter the “Company” or “AENZA”) is the parent of the AENZA Corporation that includes the Company and its subsidiaries (hereinafter, the “Corporation”) and is mainly engaged in its investments in the different companies of the Corporation. In addition, the Company provides specialized management consulting services and operational leasing of offices to the companies of the Corporation. The Company registered office is at Av. Petit Thouars No 4957, Miraflores, Lima.

The Corporation is a conglomerate of companies whose operations encompass different business such as engineering and construction, energy, infrastructure (public concession ownership and operation) and real estate business. See details of the Corporation’s operating segments in note 7.

B.	Authorization for the Financial Statements Issuance

The consolidated financial statements for the year ended December 31, 2023 have been prepared and issued with authorization of Management and the Board of Directors on February 29, 2024 and will be presented for consideration and approval to the General Shareholders’ Meeting that will be held within the terms established by Law. In Management’s opinion, the financial statements as of December 31, 2023, will be approved without any modifications.

The consolidated financial statements for the year ended December 31, 2022 were prepared and issued with the authorization of Management and the Board of Directors on May 15, 2023 and were approved by the General Shareholders’ Meeting on June 12, 2023.

C.	Compliance with laws and regulations

As a result of the investigations into the cases known as Club de la Construccion and Lava Jato, AENZA has entered into an effective collaboration process. On September 15, 2022, the Plea Agreement (hereinafter “the Agreement”) was entered into between the Public Prosecutor’s Office, the Attorney General’s Office and the Company, whereby AENZA accepted they were utilized by certain former executives to commit illicit acts in a series of periods until 2016 and committed to pay a civil penalty to the Peruvian Government of approximately S/ 488.9 million (approximately S/ 333.3 million and US$ 40.7 million). Agreement was homologated by judgment dated August 11, 2023 and entered into force with its consent, which was notified to AENZA on December 11, 2023.

According to the Agreement, payment shall be made within twelve (12) years at a legal interest rate in soles and dollars (3.55% and 1.90% annual interest as of December 31, 2023, respectively). The Company also undertakes to establish a series of guarantees through a trust composed of i) a trust agreement that includes shares issued by a subsidiary of the Company, ii) mortgage on a property owned by the Company, and iii) a guarantee account with funds equivalent to the annual installment for the following year. Among other conditions, the Agreement includes a restriction for AENZA and subsidiaries Cumbra Peru S.A. and Unna Transporte S.A.C. to participate in public infrastructure and construction, and road maintenance contracts for two (2) years from the approval of the Agreement. The other member companies of the Corporation are not subject to any impediment or prohibition to contract with the Peruvian Government.

On December 27, 2023, the initial installment of the Civil Compensation was paid to the Peruvian Government for S/ 10.3 million and US$ 1.2 million. As of December 31, 2023, the Company maintains the total liability associated to the Agreement for S/469.8 million (As of December 31, 2022, the balance was S/ 488.9 million) (see note 20.a).

D.	NYSE Delisting and SEC Deregistration of the ADSs issued by AENZA.

On October 31, 2023, AENZA’s Board of Directors decided to initiate the delisting process of shares, represented by American Depositary Securities (ADSs), on the New York Stock Exchange (NYSE), and the deregistration process of such instruments with the Securities and Exchange Commission of the United States of America (SEC) and the termination of the ADS Program.

In the opinion of Management and the Board of Directors, this decision will generate efficiencies for the Company, considering the low liquidity of the ADSs and the high annual costs of NYSE listing and SEC registration, and will not affect the Company’s long-term plans. AENZA’s shares will continue to be listed on the Lima Stock Exchange (BVL).

December 7, 2023 was the last trading day of the ADSs on the NYSE. AENZA will file a Form 15F with the SEC to terminate its obligations under Section 13(a) and 15(d) of the U.S. Securities Act of 1933, upon compliance with the requirements of such legislation.